GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

An analysis of changes in the Company’s goodwill by business segment is as follows (in millions):

	AWP (1)	Cranes (1)	MP	Total
Balance at December 31, 2014, gross	$139.4	$198.8	$198.1	$536.3
Accumulated impairment	(38.6)	(4.2)	(23.2)	(66.0)
Balance at December 31, 2014, net	100.8	194.6	174.9	470.3
Acquisitions	—	—	14.4	14.4
Foreign exchange effect and other	(1.7)	(15.7)	(8.2)	(25.6)
Balance at December 31, 2015, gross	137.7	183.1	204.3	525.1
Accumulated impairment	(38.6)	(4.2)	(23.2)	(66.0)
Balance at December 31, 2015, net	99.1	178.9	181.1	459.1
Acquisitions	1.6	—	—	1.6
Foreign exchange effect and other	(1.6)	(3.8)	(20.5)	(25.9)
Balance at December 31, 2016, gross	137.7	179.3	183.8	500.8
Accumulated impairment	(38.6)	(179.3)	(23.2)	(241.1)
Balance at December 31, 2016, net (2)	$99.1	$—	$160.6	$259.7

(1) Includes a $17.9 million reclassification of goodwill from Cranes to discontinued operations, and a $0.9 million reclassification of goodwill from Cranes to AWP as a result of segment realignments. See Note C - “Business Segment Information”.
(2) During the second quarter of 2016 the Company wrote off $132.8 million of fully impaired goodwill associated with its former Construction segment.

As part of our annual impairment test performed in the fourth quarter of 2016, we elected to perform a quantitative analysis (“Step 1”) on the AWP, Cranes and MP reporting units, to determine whether it is more likely than not that fair value exceeds carrying value for these reporting units. Based on the results of our Step 1 analysis, we determined that it is more likely than not that fair value exceeds carrying value for the AWP and MP reporting units. However, we concluded in our Step 1 analysis that the estimated fair value of our Cranes reporting unit was lower than carrying value.

Step 2 of the analysis requires us to perform a theoretical purchase price allocation for our Cranes reporting unit to determine implied fair value of goodwill and to compare the implied fair value of goodwill to the recorded amount of goodwill. Upon completion of Step 2 of the test, we recorded a non-cash goodwill impairment charge of $176.0 million. This impairment charge is recorded in Goodwill impairment in the Consolidated Statement of Income (Loss).

The outcome of any prospective tests may result in recording additional goodwill impairment charges in future periods.

Intangible assets, net were comprised of the following as of December 31, 2016 and 2015 (in millions):

		December 31, 2016			December 31, 2015
	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Technology	7	$17.0	$(15.7)	$1.3	$17.3	$(15.7)	$1.6
Customer Relationships	20	33.1	(25.2)	7.9	34.8	(24.9)	9.9
Land Use Rights	68	7.9	(0.9)	7.0	8.2	(0.9)	7.3
Other	6	25.8	(23.6)	2.2	28.0	(24.2)	3.8
Total definite-lived intangible assets		$83.8	$(65.4)	$18.4	$88.3	$(65.7)	$22.6

	For the Year Ended December 31,
(in millions)	2016	2015	2014
Aggregate Amortization Expense	$2.9	$3.0	$11.5

Estimated aggregate intangible asset amortization expense (in millions) for the next five years is as follows:

2017	$2.1
2018	$1.9
2019	$1.8
2020	$1.8
2021	$1.7